Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA  94104


May 4, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Schwab Capital Trust (File Nos. 33-62470 and 811-7704)
        Schwab Viewpoints Fund
        Post-Effective Amendment No. 81

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated May 1, 2006, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Shelley Harding-Riggen

Shelley Harding-Riggen
Corporate Counsel
Charles Schwab Investment Management, Inc.